PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2023	2024
Cost:
Buildings	791	791
Leasehold improvements	11,053	11,187
Furniture, fixtures and equipment	2,448	2,363
Motor vehicles	2	2
	14,294	14,343
Less: Accumulated depreciation	8,456	8,769
	5,838	5,574
Construction in progress	259	108
Property and equipment, net	6,097	5,682

Depreciation expense was RMB1,312, RMB1,276 and RMB1,195 for the years ended December 31, 2022, 2023 and 2024, respectively.